INTANGIBLE ASSETS AND GOODWILL	6 Months Ended
Jul. 01, 2022
Intangible Assets [Abstract]
INTANGIBLE ASSETS AND GOODWILL
INTANGIBLE ASSETS AND GOODWILL
The following table summarises the movement in net book value for intangible assets and goodwill during the six months ended 1 July 2022:

	Intangible assets	Goodwill
	€ million	€ million
Net book value as at 31 December 2021	12,639	4,623
Additions	22	—
Amortisation expense	(50)	—
Disposals	(1)	—
Transfers and reclassifications	14	(1)
Currency translation adjustments	53	46
Net book value as at 1 July 2022	12,677	4,668